PROVISIONS AND ALLOWANCES - Evolution of provisions (Details) - ARS ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Current provisions
At the beginning of the year	$ 4,737	$ 14,184
Increases - Principal	514	2,621
Acquisitions through business combination (*)	17,836
Payments	(46,655)	(26,533)
Reclassifications from non-current	101,126	18,383
RECPAM, currency translation adjustments and others	(5,279)	(4,146)
Total current provisions	72,279	4,509
Non-current provisions
At the beginning of the year	64,459	69,366
Capital - Other operating costs, net	27,812	14,420
Capital - Right-of-use assets	9,577	26,104
Increase - Other interest, net	59,185	15,574
Acquisitions through business combinations (*)	235,372	5,272
Payments	(340)	(4,336)
Reclassifications to current	(101,126)	(18,383)
RECPAM, currency translation adjustments and others	(43,512)	(35,607)
Total non-current provisions	251,427	72,410
Total provisions
Total provisions	323,706	76,919
Legal Claims and contingent liabilities
Current provisions
At the beginning of the year	4,737	14,184
Increases - Principal	514	2,621
Acquisitions through business combination (*)	14,072
Payments	(45,162)	(26,533)
Reclassifications from non-current	97,377	18,383
RECPAM, currency translation adjustments and others	(4,295)	(4,146)
Total current provisions	67,243	4,509
Non-current provisions
At the beginning of the year	27,818	34,016
Capital - Other operating costs, net	27,812	14,420
Increase - Other interest, net	50,481	15,574
Acquisitions through business combinations (*)	179,294	5,272
Payments	(340)	(4,336)
Reclassifications to current	(97,377)	(18,383)
RECPAM, currency translation adjustments and others	(27,418)	(13,833)
Total non-current provisions	160,270	32,730
Total provisions
Total provisions	227,513	37,239
Asset retirement obligations
Current provisions
Acquisitions through business combination (*)	3,764
Payments	(1,493)
Reclassifications from non-current	3,749
RECPAM, currency translation adjustments and others	(984)
Total current provisions	5,036
Non-current provisions
At the beginning of the year	36,641	35,350
Capital - Right-of-use assets	9,577	26,104
Increase - Other interest, net	8,704
Acquisitions through business combinations (*)	56,078
Reclassifications to current	(3,749)
RECPAM, currency translation adjustments and others	(16,094)	(21,774)
Total non-current provisions	91,157	39,680
Total provisions
Total provisions	$ 96,193	$ 39,680